Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Fax)

www.drinkerbiddle.com

September 20, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Institutional Funds

Post-Effective Amendment No. 89

1933 Act Registration No. 002-80543

1940 Act Registration No. 811-03605

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:

a. the form of the Trust’s Treasury Instruments Portfolio – Shares, Service Shares and Premier Shares Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 89 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 89 to the Trust’s registration statement was filed with the Commission via EDGAR on September 8, 2017 (Accession No. 0001193125-17-280758) with an effective date of September 9, 2017.

Please do not hesitate to contact the undersigned at (215) 988-1146 if you have any questions.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

cc:	Peter K. Ewing

Kevin P. O’Rourke

Jose J. Del Real, Esq.

Angela R. Burke, Esq.

Stacy H. Louizos, Esq.